Restructuring Activity and Other Special Charges - Schedule of Changes in Restructuring Accruals (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	$ 2,892
Restructuring charges	9,825
Severance paid	(9,786)
Balance at December 29, 2012	2,931
2012 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011
Restructuring charges	10,126
Severance paid	(7,208)
Balance at December 29, 2012	2,918
2011 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	2,384
Restructuring charges	(277)
Severance paid	(2,094)
Balance at December 29, 2012	13
2010 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	241
Restructuring charges	(20)
Severance paid	(221)
Balance at December 29, 2012
2009 Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Balance at December 31, 2011	267
Restructuring charges	(4)
Severance paid	(263)
Balance at December 29, 2012